LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated April 23, 2012, to the Natixis Equity Funds Statement of Additional

Information dated February 1, 2012, as may be revised and supplemented from time to time.

Effective immediately, John Hyll no longer serves as portfolio manager to the Loomis Sayles Limited Term Government and Agency Fund. All references to Mr. Hyll and corresponding disclosure related to Mr. Hyll are removed.

Effective immediately, Christopher Harms and Kurt Wagner have joined the portfolio management team of the Loomis Sayles Limited Term Government and Agency Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of September 30, 2011, (February 29, 2012 for Christopher Harms and Kurt Wagner), the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Christopher Harms	0	$0	0	$0	0	$0	0	$0	9	$.82 million	0	$0
Kurt Wagner	0	$0	0	$0	2	$252.6 million	0	$0	60	$3.07 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2011 (February 29, 2012 for Christopher Harms and Kurt Wagner), the portfolio managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested[1]
Christopher Harms	Loomis Sayles Limited Term Government and Agency Fund	A
Kurt Wagner	Loomis Sayles Limited Term Government and Agency Fund	A

1 A. None	E. $100,001 - $500,000
B. $1 - 10,000	F. $500,001 - $1,000,000
C. $10,001 - $50,000	G. over $1,000,000
D. $50,001 - $100,000